UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Global Real Estate

Investment Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Equity:Other - 39.8%
Diversified/Specialty - 35.5%
Alexandria Real Estate Equities, Inc.	33,200	$3,098,556
British Land Co. PLC	218,500	5,715,966
Canadian Real Estate Investment Trust	94,843	2,667,461
DB RREEF Trust	4,465,700	7,326,300
Digital Realty Trust, Inc.	82,800	3,229,200
Fonciere Des Regions	13,200	2,056,196
Forest City Enterprises, Inc.-Class A	47,500	2,638,625
General Property Group	657,410	2,575,139
Hang Lung Properties, Ltd.	1,773,000	6,490,652
Keppel Land Ltd.	531,000	2,684,279
Kerry Properties Ltd.	1,227,936	9,035,840
Land Securities Group PLC	214,803	7,870,910
Mitsubishi Estate Co. Ltd.	184,000	4,919,118
Mitsui Fudosan Co. Ltd.	253,000	6,618,774
New World Development Co., Ltd.	2,475,116	5,928,859
Sumitomo Realty & Development	192,000	6,279,151
Sun Hung Kai Properties Ltd.	608,000	8,107,460
Unibail	35,571	8,521,326
Vornado Realty Trust	59,400	6,331,446

		102,095,258

Health Care - 4.3%
Health Care Property Investors, Inc.	88,493	2,691,957
Nationwide Health Properties, Inc.	96,700	2,683,425
Omega Healthcare Investors, Inc.	109,000	1,623,010
Ventas, Inc.	138,996	5,292,968

		12,291,360

		114,386,618

Retail - 21.1%
Regional Mall - 8.6%
General Growth Properties, Inc.	111,400	5,537,694
Simon Property Group, Inc.	86,000	8,163,120
Taubman Centers, Inc.	51,300	2,646,054
Westfield Group	490,800	8,404,288

		24,751,156

Shopping Center/Other Retail - 12.5%
CapitaMall Trust	1,350,000	3,010,932
Citycon Oyj	629,500	4,093,197
Developers Diversified Realty Corp.	39,000	2,085,720
Hammerson PLC	104,500	2,807,600
Japan Retail Fund Investment Corp.-Class A	825	6,741,390
Kimco Realty Corp.	96,300	4,123,566
Klepierre	38,600	6,051,275
Liberty International PLC	31,000	751,644
New World Department Store China Ltd. (a)	17,428	13,567
Primaris Retail Real Estate Investment Trust	2,300	39,705
RioCan Real Estate Investment Trust	158,079	3,522,356
Tanger Factory Outlet Centers	65,502	2,493,661

		35,734,613

		60,485,769

Office - 15.3%
Office - 15.3%
Allied Properties Real Estate Investment Trust	70,900	1,427,400
Beni Stabili SpA	1,460,000	1,809,105
Boston Properties, Inc.	34,000	3,402,380
Brookfield Properties Corp.	61,325	1,415,381
Cominar Real Estate Investment Trust	77,713	1,632,263
Derwent Valley Holdings PLC	120,594	4,376,525
Dundee Real Estate Investment Trust	1	36
Great Portland Estates PLC	277,181	3,625,778
IVG Immobilien AG	67,600	2,407,182
Japan Real Estate Investment Corp.-Class A	211	2,342,016
Maguire Properties, Inc.	78,100	2,031,381
Nippon Building Fund, Inc.-Class A	125	1,602,027
Nomura Real Estate Office Fund, Inc.-Class A	251	2,372,784
Norwegian Property ASA	235,719	2,730,734
NTT Urban Development Corp.	4,045	7,253,088
SL Green Realty Corp.	24,550	2,737,570
Sponda OYJ	209,200	2,863,962

		44,029,612

Residential - 10.1%
Diversified/Specialty - 0.6%
Stockland	240,800	1,690,501

Multi-Family - 8.9%
Apartment Investment & Management Co.-Class A	55,600	2,485,320
Archstone-Smith Trust	16,400	964,320
AvalonBay Communities, Inc.	24,100	2,756,558
Boardwalk Real Estate Investment Trust	64,919	2,880,801
Camden Property Trust	30,900	1,900,041
Canadian Apartment Properties REI	93,634	1,631,510
Equity Residential	53,600	2,156,864
Essex Property Trust, Inc.	13,500	1,590,165

Mid-America Apartment Communities, Inc.	42,700	2,117,493
Mirvac Group	1,369,515	6,025,303
UDR, Inc.	44,400	1,114,884

		25,623,259

Self Storage - 0.6%
Public Storage	23,100	1,750,518

		29,064,278

Lodging - 7.4%
Ashford Hospitality Trust, Inc.	145,750	1,590,133
Diamondrock Hospitality Co.	41,200	739,540
Felcor Lodging Trust, Inc.	161,900	3,552,086
Hilton Hotels Corp.	47,800	2,196,410
Host Hotels & Resorts, Inc.	165,731	3,694,144
LaSalle Hotel Properties	27,472	1,143,934
Starwood Hotels & Resorts Worldwide, Inc.	45,100	2,756,512
Strategic Hotels & Resorts, Inc.	177,500	3,651,175
Sunstone Hotel Investors, Inc.	65,400	1,763,184

		21,087,118

Industrial - 4.6%
Industrial Warehouse Distribution - 4.6%
AMB Property Corp.	23,800	1,308,524
Ascendas Real Estate Investment Trust	1,200,000	1,849,855
First Industrial Realty Trust, Inc.	14,300	583,154
Prologis	119,200	7,171,072
Segro PLC	212,163	2,347,158

		13,259,763

Mixed Office Industrial - 0.0%
Macquarie Goodman Group	9,814	54,145

		13,313,908

Total Common Stocks
(cost $253,774,167)		282,367,303

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
The Bank of New York
4.25%, 9/04/07
(cost $3,690,000)	$3,690	3,690,000

Total Investments - 99.6%
(cost $257,464,167)		286,057,303
Other assets less liabilities - 0.4%		1,102,594

Net Assets - 100.0%		$287,159,897

(a)	Non-income producing security.

Country Breakdown *
36.8%	United States
13.5%	Japan
11.7%	Hong Kong
9.9%	Australia
8.7%	United Kingdom
5.8%	France
5.7%	Canada
2.9%	Singapore
2.4%	Finland
1.0%	Norway
0.8%	Germany
0.6%	Italy
0.0%	China
0.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: October 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 22, 2007

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